Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Cash flows used in operating activities
Net loss for the year	$ (35,666,542)	$ (23,546,760)
Items not affecting cash and cash equivalents
Depreciation	92,066	34,063
Finance charge	90,606	151,877
Share-based compensation	12,563,183	12,288,700
Accrued interest receivable	(217,509)	(104,433)
Changes in non-cash working capital items
Amounts receivable	(195,086)	69,478
Prepaid expenses and deposits	(1,220,080)	(594,184)
Accounts payable and accrued liabilities	340,259	(1,921,067)
Due to related parties	(188,503)	193,111
Cash used in operating activities	(24,401,606)	(13,429,215)
Cash flows used in investing activities
Cash acquired from acquisition		3,662,792
Exploration and evaluation assets expenditures	(4,628,029)	(264,118)
Redemption of short-term investments	17,738,051
Purchase of short-term investments	(10,000,000)	(36,000,000)
Purchase of equipment	(17,661)	(41,214)
Purchase of reclamation bonds		(554,399)
Refund of reclamation bonds	77,764
Cash paid for acquisition		(276,549)
Cash provided by investing activities	3,170,125	(33,473,488)
Cash flows from financing activities
Proceeds from shares issuance		50,038,700
Share issuance costs		(2,863,694)
Repayment of note payable		(200,000)
Stock options exercised	4,583,392	3,810,957
Warrants exercised	9,343,053	10,876,808
Repayment of long term debt	(1,051,075)	(401,512)
Repayment of lease liabilities	(84,318)	(31,480)
Cash provided by financing activities	12,791,052	61,229,779
Effect of exchange rate changes on cash and cash equivalents	727,433	(134,640)
Change in cash and cash equivalents during the year	(7,712,996)	14,192,436
Cash and cash equivalents, beginning of year	19,698,762	5,506,326
Cash and cash equivalents, end of year	$ 11,985,766	$ 19,698,762